LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 64,361	$ 67,290
Finance lease cost	18,398	29,038
Gain from the disposal of financing lease right-of-use asset	$ 18,994